N-2 - $ / shares		12 Months Ended
		Jul. 31, 2026	Nov. 28, 2025	Aug. 01, 2025	Jul. 31, 2025	Aug. 01, 2024	Jul. 31, 2024	Aug. 01, 2023	Jul. 31, 2023	[1]	Sep. 01, 2022	[1]
Cover [Abstract]
Entity Central Index Key		0001905088
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		ARK Venture Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

ARK Venture Fund (the “Fund”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized as a Delaware statutory trust on January 11, 2022 and commenced operations on September 1, 2022. The Fund operates as an “interval fund” and continuously offers its shares of beneficial interest (“Shares”). To provide liquidity, the Fund expects to make quarterly repurchase offers of 5% of the Fund’s outstanding Shares at net asset value pursuant to Rule 23c-3 of the 1940 Act.

The Fund’s investment objective is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective. The Fund pursues this objective by investing its assets primarily in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. The Fund may invest, without limit, in privately placed or restricted securities, illiquid securities and securities in which no secondary market is readily available, including those of private companies and publicly traded securities. The Fund may also borrow money for investment purposes.

ARK Investment Management LLC serves as the Fund’s investment adviser (the “Adviser”) under an Investment Advisory Agreement (“Advisory Agreement”).

Risk Factors [Table Text Block]

10. Investment Risks

The Fund’s prospectus contains additional information regarding the risks associated with an investment in the Fund.

Privately Held Company Risk: The Fund invests primarily in privately-held companies. Investments in privately held companies involve a number of significant risks, including the following: these companies may have limited financial resources and may be unable to meet their obligations, which may be accompanied by a deterioration in the value of any collateral; they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns; they typically depend on the management talents and efforts of a small group of persons; there is generally little public information about these companies and these companies and their financial information are not subject to the Securities Exchange Act of 1934 and other regulations that govern public companies, and there may be an inability to uncover all material information about these companies; they generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; changes in laws and regulations, as well as their interpretations, may adversely affect their business, financial structure or prospects; and; they may have difficulty accessing the capital markets to meet future capital needs.

Simple Agreements for Future Equity Risk: The Fund has entered into simple agreements for future equity (“SAFEs”) with various portfolio companies. A SAFE is a contractual agreement that provides the Fund with the right to receive equity securities of a private company upon the occurrence of specified future events, typically a subsequent equity financing. SAFEs do not represent debt instruments and generally do not accrue interest, have a stated maturity date, or provide for mandatory repayment. Instead, upon a qualifying financing event, the SAFE converts into preferred shares (or other equity securities) of the issuer, often at a discount to the financing price and/or subject to a valuation cap, as defined in the agreement. If a qualifying financing event does not occur, conversion may be triggered by other specified events, such as a change in control or liquidation, in accordance with the terms of the SAFE.

Valuation Risk: Because the Fund may invest a significant portion of its assets in non-publicly traded securities, there will be uncertainty regarding the value of the Fund’s investments, which could adversely affect the determination of the Fund’s net asset value. Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if they can sustain a complete loss of their investment.

Market Risk: The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures (including exchanges of the Fund’s underlying securities), infectious disease outbreaks or pandemics.

Concentration Risk: The Fund’s assets will be concentrated in securities of issuers having their principal business activities in groups of industries in the technology sector. To the extent that the Fund continues to be concentrated in groups of industries in the technology sector, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

This report should be read in conjunction with the Fund’s prospectus.

The principal risks of investing in the ARK Venture Fund include:

Equity Securities Risk: The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Disruptive Innovation Risk: Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal impediments attributable to competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Repurchase Program Risk: Although the Fund has implemented a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity.

Communications Sector Risk: The Fund will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cybersecurity Risk: As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Financial Technology Risk: Companies that are developing financial technologies (“FinTech”) that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal impediments attributable to competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A FinTech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, FinTech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Future Expected Genomic Business Risk: The Adviser may invest some of the Fund’s assets in Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Fund to achieve its investment objective.

Health Care Sector Risk: The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk: The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Internet Company Risk: Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Issuer Risk: Because the Fund may invest in approximately 40 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk: Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Leverage Risk: The use of leverage can create risks. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Management Risk: The Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Micro-Capitalization Companies Risk: Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Next Generation Internet Companies Risk: The risks described below apply, in particular, to the Fund’s investment in Next Generation Internet Companies.

Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Small- and Medium-Capitalization Companies Risk: Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Simple Agreements for Future Equity Risk: The Fund has entered into simple agreements for future equity (“SAFEs”) with various portfolio companies. A SAFE is a contractual agreement that provides the Fund with the right to receive equity securities of a private company upon the occurrence of specified future events, typically a subsequent equity financing. SAFEs do not represent debt instruments and generally do not accrue interest, have a stated maturity date, or provide for mandatory repayment. Instead, upon a qualifying financing event, the SAFE converts into preferred shares (or other equity securities) of the issuer, often at a discount to the financing price and/or subject to a valuation cap, as defined in the agreement. If a qualifying financing event does not occur, conversion may be triggered by other specified events, such as a change in control or liquidation, in accordance with the terms of the SAFE.

Tax Risk: To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Unlisted Shares: Unlike many closed-end funds, the Fund’s Shares will not be listed on any securities exchange which exposes the Shares to liquidity risk.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Dividends and Covenants [Text Block]

Line of Credit

On September 25, 2024, the Fund entered into a credit agreement with Texas Capital Bank (the “TCB Credit Agreement”). On December 9, 2025, the Fund utilized its accordion feature under the TCB Credit Agreement to increase the maximum amount of the borrowing under the TCB Credit Agreement from $15,000,000 to $30,000,000. Subsequently, on January 9, 2026, the Fund and Texas Capital Bank entered into a Second Amendment to the TCB Credit Agreement to further increase the maximum amount of the borrowing to $60,000,000. The TCB Credit Agreement also contains customary covenants that, among other things, limit the Fund’s ability to incur additional debt, incur certain types of liens, make certain distributions, and engage in certain transactions, including mergers and consolidations. The Fund’s ability to borrow under the TCB Credit Agreement is also subject to the limitations of the 1940 Act and various other conditions. The purpose of the TCB Credit Agreement is primarily to finance temporary timing differences. The unused balance of the TCB Credit Agreement bears commitment fees at an annual interest rate of 0.50%. For the year ended July 31, 2026, the Fund drew $6,000,000 on the TCB Credit Agreement for a total of 50 days at an average annual interest rate of 8.33%. The Fund incurred $68,425 in interest expense for utilizing the TCB Credit Agreement and paid $202,274 in commitment fees. Additionally, the Fund incurred $312,504 in legal and upfront fees, associated with the TCB Credit Agreement, which are presented as credit facility fees within the Consolidated Statement of Operations.

Outstanding Securities [Table Text Block]
ASSETS:
Investments at market value (Note 2)(1)	$1,170,865,658
Receivables:
Unsettled investment purchases	12,500,259
Dividends and interest	2,083,897
Capital shares sold	765,344
Investment securities sold	1,689,376
Reimbursement from Adviser	590,222
Total Assets	1,188,494,756
LIABILITIES:
Payables:
Management fees (Note 3)	2,815,036
Audit and tax fees	177,122
Shareholder servicing fees – Class D	150,467
Shareholder servicing fees – Class S	17,323
Shareholder servicing fees – Class U	117
Legal fees	166,000
Transfer agent fees	120,000
Fund accounting, custody & administration fees	50,000
Registration fees	32,000
Credit facility fees	25,000
Other expenses	20,099
Total Liabilities	3,573,164
NET ASSETS	$1,184,921,592
NET ASSETS CONSIST OF:
Paid-in capital	$ 892,442,811
Total distributable earnings	292,478,781
NET ASSETS	$1,184,921,592
NET ASSETS:
Class D	$1,161,199,764
Class S	$ 23,514,495
Class U	$ 207,333
Total Net Assets	$1,184,921,592
Shares outstanding no par value (unlimited shares authorized):
Class D	21,197,600
Class S	430,934
Class U	3,799
Net asset value, per share:
Class D	$ 54.78
Class S	$ 54.57
Class U	$ 54.58
Investments at cost	$ 892,633,495

Privately Held Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privately Held Company Risk: The Fund invests primarily in privately-held companies. Investments in privately held companies involve a number of significant risks, including the following: these companies may have limited financial resources and may be unable to meet their obligations, which may be accompanied by a deterioration in the value of any collateral; they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns; they typically depend on the management talents and efforts of a small group of persons; there is generally little public information about these companies and these companies and their financial information are not subject to the Securities Exchange Act of 1934 and other regulations that govern public companies, and there may be an inability to uncover all material information about these companies; they generally have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; changes in laws and regulations, as well as their interpretations, may adversely affect their business, financial structure or prospects; and; they may have difficulty accessing the capital markets to meet future capital needs.

Simple Agreements for Future Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Simple Agreements for Future Equity Risk: The Fund has entered into simple agreements for future equity (“SAFEs”) with various portfolio companies. A SAFE is a contractual agreement that provides the Fund with the right to receive equity securities of a private company upon the occurrence of specified future events, typically a subsequent equity financing. SAFEs do not represent debt instruments and generally do not accrue interest, have a stated maturity date, or provide for mandatory repayment. Instead, upon a qualifying financing event, the SAFE converts into preferred shares (or other equity securities) of the issuer, often at a discount to the financing price and/or subject to a valuation cap, as defined in the agreement. If a qualifying financing event does not occur, conversion may be triggered by other specified events, such as a change in control or liquidation, in accordance with the terms of the SAFE.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk: Because the Fund may invest a significant portion of its assets in non-publicly traded securities, there will be uncertainty regarding the value of the Fund’s investments, which could adversely affect the determination of the Fund’s net asset value. Accordingly, the Fund should be considered a speculative investment that entails substantial risks, and a prospective investor should invest in the Fund only if they can sustain a complete loss of their investment.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk: The value of the Fund’s assets will fluctuate as the markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, military conflict, acts of terrorism, social unrest, environmental disasters, natural disasters or events, recessions, supply chain disruptions, political instability, exchange trading suspensions and closures (including exchanges of the Fund’s underlying securities), infectious disease outbreaks or pandemics.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk: The Fund’s assets will be concentrated in securities of issuers having their principal business activities in groups of industries in the technology sector. To the extent that the Fund continues to be concentrated in groups of industries in the technology sector, the Fund will be subject to the risk that economic, political, business or other conditions that have a negative effect on such industry groups will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk: The value of the equity securities the Fund holds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests. These can include stock movements, purchases or sales of securities by the Fund, government policies, litigation and changes in interest rates, inflation, the financial condition of the securities’ issuer or perceptions of the issuer, or economic conditions in general or specific to the issuer. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Fund may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers and may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Disruptive Innovation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disruptive Innovation Risk: Companies that the Adviser believes are capitalizing on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. Companies that develop disruptive technologies may face political or legal impediments attributable to competitors, industry groups or local and national governments. These companies may also be exposed to risks applicable to sectors other than the disruptive innovation theme for which they are chosen, and the securities issued by these companies may underperform the securities of other companies that are primarily focused on a particular theme. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. A disruptive innovation or technology may constitute a small portion of a company’s overall business. As a result, the success of a disruptive innovation or technology may not affect the value of the equity securities issued by the company.

Repurchase Program Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Program Risk: Although the Fund has implemented a quarterly share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares that the investor desires to sell. The Fund should therefore be considered to offer limited liquidity.

Communications Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Communications Sector Risk: The Fund will be more affected by the performance of the communications sector than a fund with less exposure to such sector. Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communications sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Consumer Discretionary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consumer Discretionary Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk: As the use of Internet technology has become more prevalent in the course of business, funds have become more susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cybersecurity, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Financial Technology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Technology Risk: Companies that are developing financial technologies (“FinTech”) that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech Innovation Companies may not be able to capitalize on their disruptive technologies if they face political and/or legal impediments attributable to competitors, industry groups or local and national governments. Laws generally vary by country, creating some challenges to achieving scale. A FinTech Innovation Company may not currently derive any revenue, and there is no assurance that such company will derive any revenue from innovative technologies in the future. Additionally, FinTech Innovation Companies may be adversely impacted by potential rapid product obsolescence, cybersecurity attacks, increased regulatory oversight and disruptions in the technology they depend on.

Future Expected Genomic Business Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future Expected Genomic Business Risk: The Adviser may invest some of the Fund’s assets in Genomics Revolution Companies that do not currently derive a substantial portion of their current revenues from genomic-focused businesses and there is no assurance that any company will do so in the future, which may adversely affect the ability of the Fund to achieve its investment objective.

Health Care Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Health Care Sector Risk: The health care sector may be affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are: (i) heavily dependent on patent protection and intellectual property rights and the expiration of a patent may adversely affect their profitability; (ii) subject to extensive litigation based on product liability and similar claims; and (iii) subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many health care products and services may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and delays or failure to receive such approvals may negatively impact the business of such companies. Additional or more stringent laws and regulations enacted in the future could have a material adverse effect on such companies in the health care sector. In addition, issuers in the health care sector include issuers having their principal activities in the biotechnology industry, medical laboratories and research, drug laboratories and research and drug manufacturers, which have the additional risks described below.

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the U.S. Food and Drug Administration, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Information Technology Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Information Technology Sector Risk: The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Internet Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Internet Company Risk: Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk: Because the Fund may invest in approximately 40 to 50 issuers, it is subject to the risk that the value of the Fund’s portfolio may decline due to a decline in value of the equity securities of particular issuers. The value of an issuer’s equity securities may decline for reasons directly related to the issuer, such as management performance and reduced demand for the issuer’s goods or services.

Large-Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large-Capitalization Companies Risk: Large-capitalization companies are generally less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the value of large-capitalization companies may not rise as much as that of companies with smaller market capitalizations.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk: The use of leverage can create risks. Leverage can increase market exposure, increase volatility in the Fund, magnify investment risks, and cause losses to be realized more quickly. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk: The Fund is subject to management risk. The ability of the Adviser to successfully implement the Fund’s investment strategies will significantly influence the Fund’s performance. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.

Micro-Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Micro-Capitalization Companies Risk: Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses). Their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Next Generation Internet Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Next Generation Internet Companies Risk: The risks described below apply, in particular, to the Fund’s investment in Next Generation Internet Companies.

Internet information provider companies provide Internet navigation services and reference guide information and publish, provide or present proprietary advertising and/or third party content. Such companies often derive a large portion of their revenues from advertising, and a reduction in spending by or loss of advertisers could seriously harm their business. This business is rapidly evolving and intensely competitive, and is subject to changing technologies, shifting user needs, and frequent introductions of new products and services. The research and development of new, technologically advanced products is a complex and uncertain process requiring high levels of innovation and investment, as well as the accurate anticipation of technology, market trends and consumer needs. The number of people who access the Internet is increasing dramatically and a failure to attract and retain a substantial number of such users to a company’s products and services or to develop products and technologies that are more compatible with alternative devices, could adversely affect operating results. Concerns regarding a company’s products, services or processes that may compromise the privacy of users or other privacy related matters, even if unfounded, could damage a company’s reputation and adversely affect operating results.

Catalog and mail order house companies may be exposed to significant inventory risks that may adversely affect operating results due to, among other factors: seasonality, new product launches, rapid changes in product cycles and pricing, defective merchandise, changes in consumer demand and consumer spending patterns, or changes in consumer tastes with respect to products. Demand for products can change significantly between the time inventory or components are ordered and the date of sale. The acquisition of certain types of inventory or components may require significant lead-time and prepayment and they may not be returnable. Failure to adequately predict customer demand or otherwise optimize and operate distribution centers could result in excess or insufficient inventory or distribution capacity, result in increased costs, impairment charges, or both. The business of catalog and mail order house companies can be highly seasonal and failure to stock or restock popular products in sufficient amounts during high demand periods could significantly affect revenue and future growth. Increased website traffic during peak periods could cause system interruptions which may reduce the volume of goods sold and the attractiveness of a company’s products and services.

Small- and Medium-Capitalization Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small- and Medium-Capitalization Companies Risk: Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk: To qualify and remain eligible for the special tax treatment accorded to RICs and their shareholders under the Code, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

Unlisted Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Unlisted Shares: Unlike many closed-end funds, the Fund’s Shares will not be listed on any securities exchange which exposes the Shares to liquidity risk.
Class D [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 54.78		$ 33.62	$ 33.62	$ 26.02	$ 26.02	$ 25.24	$ 25.24		$ 20
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Not Held [Shares]		21,197,600
Class S [Member]
General Description of Registrant [Abstract]
NAV Per Share	[2]	$ 54.57	$ 40.7
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Not Held [Shares]		430,934
Class U [Member]
General Description of Registrant [Abstract]
NAV Per Share	[2]	$ 54.58	$ 40.7
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class U
Outstanding Security, Not Held [Shares]		3,799

[1]	For the period September 1, 2022 (commencement of operations) to July 31, 2023.
[2]	For the period November 28, 2025 (commencement of operations) to July 31, 2026.